Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	SCT total for PEO	Comp actually paid to PEO	Average SCT total for non-PEO NEOs	Average comp actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on Total Shareholder Return	Net income	Core FFO
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2025	$613,497	$303,941	$464,183	$257,047	$41.89	$(10,571,292)	$(2,702,674)
2024	$747,031	$584,607	$611,984	$447,402	$71.43	$(27,865,225)	$(1,416,047)
2023	$698,221	$102,347	$525,813	$360,363	$108.83	$8,027,600	$(900,271)

Named Executive Officers, Footnote [Text Block]	Our principal executive officer (“PEO”) for each of the years shown was Mr. Heilbron. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Heilbron for each corresponding year in the “Total” column of the SCT.
PEO Total Compensation Amount	$ 613,497	$ 747,031	$ 698,221
PEO Actually Paid Compensation Amount	$ 303,941	584,607	102,347
Adjustment To PEO Compensation, Footnote [Text Block]
Year	PEO Name	Total Compensation Per SCT	Less the amount reported in the SCT “Stock Awards” column	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid to PEO

2025	Jack K. Heilbron	$613,497	$(104,200)	$44,399	$(137,289)	$24,468	$(136,934)	$303,941

2024	Jack K. Heilbron	$747,031	$(232,000)	$192,000	$(67,466)	$96,000	$(150,958)	$584,607

2023	Jack K. Heilbron	$698,221	$(200,000)	$-	$(208,344)	$-	$(187,530)	$102,347

Non-PEO NEO Average Total Compensation Amount	$ 464,183	611,984	525,813
Non-PEO NEO Average Compensation Actually Paid Amount	$ 257,047	447,402	360,363
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Award Timing Method [Text Block]	The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones.
Award Timing, How MNPI Considered [Text Block]	In determining the timing and terms of an equity award, the Compensation Committee may consider MNPI to ensure that such grants are made in compliance with applicable laws and regulations.
MNPI Disclosure Timed for Compensation Value [Flag]	false
Total Shareholder Return Amount	$ 41.89	71.43	108.83
Net Income (Loss) Attributable to Parent	$ (10,571,292)	$ (27,865,225)	$ 8,027,600
Company Selected Measure Amount	(2,702,674)	(1,416,047)	(900,271)
PEO Name	Mr. Heilbron	Mr. Heilbron	Mr. Heilbron
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
Jack Heilbron [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 613,497	$ 747,031	$ 698,221
PEO Actually Paid Compensation Amount	303,941	584,607	102,347
Jack Heilbron [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,200)	(232,000)	(200,000)
Jack Heilbron [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,399	192,000
Jack Heilbron [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,289)	(67,466)	(208,344)
Jack Heilbron [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,468	96,000
Jack Heilbron [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(136,934)	(150,958)	(187,530)
Gary Katz [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	552,453	746,382	684,343
Non-PEO NEO Average Compensation Actually Paid Amount	268,059	511,716	435,912
Gary Katz [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,300)	(360,000)	(286,143)
Gary Katz [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,600	160,000	190,762
Gary Katz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,700)	(21,299)	(66,562)
Gary Katz [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,700	80,000
Gary Katz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(144,694)	(93,367)	(86,489)
Ed Bentzen [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	375,912	477,586
Non-PEO NEO Average Compensation Actually Paid Amount	246,034	383,087
Ed Bentzen [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,150)	(180,000)
Ed Bentzen [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,300	80,000
Ed Bentzen [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,350)	(6,376)
Ed Bentzen [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,350	40,000
Ed Bentzen [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,028)	(28,123)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	464,183	611,984	526,305
Non-PEO NEO Average Compensation Actually Paid Amount	257,047	447,402	364,963
Non-PEO NEO [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(117,225)	(270,000)	(201,228)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,950	120,000	134,152
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,025)	(13,837)	(52,254)
Non-PEO NEO [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,525	60,000	20,019
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (102,361)	$ (60,745)	(62,032)
Adam Sragovicz [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			551,029
Non-PEO NEO Average Compensation Actually Paid Amount			302,597
Adam Sragovicz [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(286,143)
Adam Sragovicz [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			190,762
Adam Sragovicz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(66,562)
Adam Sragovicz [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adam Sragovicz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(86,489)
Steven Hightower [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			343,544
Non-PEO NEO Average Compensation Actually Paid Amount			356,380
Steven Hightower [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(31,397)
Steven Hightower [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,932
Steven Hightower [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,637)
Steven Hightower [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			60,057
Steven Hightower [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (13,119)